1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

February 24, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Capital Trust Post-Effective Amendment No. 152 to Registration Statement on Form N-1A (File Nos. 33-62470 and 811-7704)

Ladies and Gentlemen:

Our client, Schwab Capital Trust (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), Post-Effective Amendment (“PEA”) No. 152 to the Trust’s registration statement on Form N-1A, together with all Exhibits thereto (“Registration Statement”), under the 1933 Act and Amendment No. 153 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is made for the purposes of: (i) incorporating comments from the staff of the Securities and Exchange Commission (“SEC”) on PEA No. 150; (ii) updating certain financial information; (iii) filing the required exhibits; and (iv) making other non-material changes to the Registration Statement.

We note that the Trust has separately filed via EDGAR correspondence a response to the comments of the SEC staff on PEA No. 150 to the Trust’s Registration Statement.

I hereby certify that this PEA does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please contact me at (202) 261-3304 with any questions or comments.

Sincerely,

/s/ Stephen T. Cohen

Stephen T. Cohen